UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust, Inc. (BMT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Insured Municipal Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 0.9%	Alabama State Federal Highway Authority Revenue Bonds, GANS,
	Series A, 4.50%, 3/01/11 (a)	$ 1,410	$ 1,452,582
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
	Refunding Bonds, Series A, 4.375%, 1/01/11 (b)	1,000	981,770
			2,434,352
Alaska - 6.4%	Anchorage, Alaska, GO, Refunding, Series B, 4.625%, 7/01/10 (c)	6,000	6,192,060
	Anchorage, Alaska, GO, Refunding, Series B, 4.125%, 7/01/11 (a)	9,295	9,559,071
	University of Alaska, Revenue Refunding Bonds, Series K, 3.75%,
	10/01/10 (c)	1,260	1,276,594
			17,027,725
Arizona - 0.4%	Mesa, Arizona, GO, Refunding, Series A, 3.75%, 7/01/10 (c)	1,030	1,043,163
Arkansas - 0.2%	Little Rock, Arkansas, Capital Improvement, GO, 4%, 4/01/11 (b)	500	512,335
California - 5.7%	California State Department of Water Resources, Power Supply Revenue
	Bonds, Series A, 3.60%, 5/01/10 (d)	5,000	5,073,750
	California State Department of Water Resources, Power Supply Revenue
	Bonds, Series A, 3.70%, 5/01/11 (a)	3,500	3,562,825
	California State, GO, 6.80%, 11/01/10 (c)	145	145,445
	Contra Costa, California, Transportation Authority, Sales Tax Revenue
	Bonds, Series A, 6.50%, 3/01/09 (c)(e)	3,145	3,188,967
	Los Angeles County, California, Capital Asset Leasing Corporation,
	Leasehold Revenue Refunding Bonds, 6.05%, 12/01/10 (d)	3,065	3,226,556
			15,197,543
Colorado - 1.2%	Weld County, Colorado, Greeley School District Number 006 (Greeley),
	GO, Refunding, 3.75%, 12/01/10 (b)	3,245	3,310,938
Delaware - 0.4%	Delaware River and Bay Authority Revenue Bonds, 3.75%,
	1/01/11 (a)	1,015	1,027,890
District of Columbia -	District of Columbia, GO, Refunding, Series B, 5.50%,
4.0%	6/01/11 (b)	10,000	10,584,300
Florida - 0.9%	Tampa, Florida, Water and Sewer Revenue Refunding Bonds, 5.50%,
	10/01/10 (b)	2,320	2,441,406
Hawaii - 0.4%	University of Hawaii, University System Revenue Bonds, Series A, 3.875%,
	7/15/10 (c)	1,000	1,006,540
Illinois - 15.9%	Chicago, Illinois, GO, Refunding, Series A, 4.375%, 1/01/11 (d)	120	123,854
	Chicago, Illinois, GO, Refunding, Series A, 4.375%, 1/01/11 (d)(e)	3,880	4,004,626
	Chicago, Illinois, GO, Refunding, Series A, 5%, 1/01/11 (a)	640	668,794
	Chicago, Illinois, GO, Refunding, Series A, 5%, 1/01/11 (a)(e)	1,150	1,202,509
	Chicago, Illinois, Park District, GO, Refunding, Series A,
	3.50%, 1/01/10 (c)(e)	3,120	3,155,069
	Chicago, Illinois, Park District, GO, Refunding, Series A, 4%,
	1/01/11 (c)(e)	3,695	3,783,717

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.
CABS	Capital Appreciation Bonds	GANS	Grant Anticipation Notes
COP	Certificates of Participation	GO	General Obligation Bonds
EDA	Economic Development Authority	PCR	Pollution Control Revenue Bonds

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Du Page and Will Counties, Illinois, Community School District Number 204
	(Indian Prairie), GO, 4.25%, 12/30/10 (c)(e)	$ 1,750	$ 1,809,203
	Du Page and Will Counties, Illinois, Community School District Number 205
	(Elmhurst), GO, 4.50%, 1/01/11 (c)	685	701,324
	Du Page and Will Counties, Illinois, Community School District Number 205
	(Elmhurst), GO, 4.50%, 1/01/11 (c)(e)	315	325,971
	Du Page County, Illinois, Forest Preserve District, GO, 6%, 11/01/10 (f)	5,000	4,684,000
	Du Page County, Illinois, Forest Preserve District, GO, 6.05%,
	11/01/11 (f)	11,965	10,759,766
	Illinois State, GO, 1st Series, 4.50%, 2/01/11 (c)	1,500	1,552,815
	Illinois State, GO, 1st Series, 5.25%, 2/01/11 (c)	4,000	4,205,320
	Illinois State, GO, 1st Series, 4.50%, 4/01/11 (b)	2,000	2,073,280
	Kane and Du Page Counties, Illinois, Community Unit School District 303
	(Saint Charles), GO, Series A, 4%, 1/01/11 (b)	2,265	2,319,383
	Orland Park, Illinois, GO, Series A, 3.50%, 12/01/10 (c)	1,025	1,039,822
			42,409,453
Indiana - 4.0%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
	Series A, 4.50%, 1/01/11 (d)	2,635	2,697,792
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
	(Waterworks Project), Series A, 4.25%, 7/01/10 (a)	2,085	2,136,645
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
	(Waterworks Project), Series A, 4.375%, 1/01/11 (a)	2,815	2,901,702
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
	(Waterworks Project), Series A, 4.375%, 7/01/11 (a)	2,950	3,048,383
			10,784,522
Kansas - 0.8%	Kansas State Development Finance Authority, Public Water Supply,
	Revolving Loan Fund Revenue Bonds, Series 2, 4.125%, 4/01/10 (d)	1,025	1,047,130
	Kansas State Development Finance Authority, Public Water Supply,
	Revolving Loan Fund Revenue Bonds, Series 2, 4.25%, 4/01/11 (d)	1,000	1,030,650
			2,077,780
Kentucky - 3.8%	Kentucky Economic Development Finance Authority, Health System
	Revenue Refunding Bonds (Norton Healthcare, Inc.), Series B, 5.429%,
	10/01/10 (a)(f)	10,890	10,075,428
Louisiana - 1.9%	Louisiana Public Facilities Authority, Revenue Refunding Bonds (Ochsner
	Clinic Foundation Project), Series A, 4%, 5/15/11 (a)(e)	5,000	5,124,650
Michigan - 2.4%	Detroit, Michigan, GO, 4%, 4/01/10 (a)	1,580	1,588,658
	Detroit, Michigan, GO, 4%, 4/01/11 (a)	1,955	1,960,591
	Wyandotte, Michigan, City School District, School Building and Site, GO,
	Refunding, 4%, 5/01/11 (b)	2,810	2,876,344
			6,425,593
Minnesota - 1.7%	Hopkins, Minnesota, Independent School District Number 270, GO,
	Refunding, Series B, 4%, 2/01/11 (b)	2,800	2,875,516
	Southern Minnesota Municipal Power Agency, Power Supply System,
	Revenue Refunding Bonds, Series B, 5.75%, 1/01/11 (e)	1,680	1,724,033
			4,599,549
New Jersey - 0.4%	Monmouth County, New Jersey, Improvement Authority, Governmental
	Loan Revenue Refunding Bonds, 3.375%, 12/01/10 (b)	1,000	1,013,920

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New Mexico - 2.8%	Las Cruces, New Mexico, School District Number 002, GO, 5.25%,
	8/01/09 (b)(g)	$ 1,750	$ 1,791,615
	New Mexico Finance Authority, Public Project Revolving Fund Revenue
	Bonds, Series A, 4.20%, 6/01/10 (a)	1,015	1,039,593
	New Mexico Finance Authority, Public Project Revolving Fund Revenue
	Bonds, Series A, 3.40%, 6/01/11 (a)	1,258	1,270,228
	New Mexico Finance Authority, Public Project Revolving Fund Revenue
	Bonds, Series A, 4.30%, 6/01/11 (a)	1,010	1,042,956
	New Mexico State Highway Commission, Tax Revenue Refunding Bonds,
	Subordinate Lien, Series B, 4.75%, 6/15/11 (d)(e)	2,230	2,329,034
			7,473,426
New York - 5.5%	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series A, 5.50%, 12/01/10 (d)	8,950	9,386,760
	New York State Thruway Authority, State Personal Income Tax,
	Transportation Revenue Bonds, Series A, 5%, 3/15/11 (b)	5,000	5,240,650
			14,627,410
Ohio - 0.8%	Akron, Ohio, GO, Refunding, 4%, 12/01/10 (a)	1,000	1,025,550
	University of Cincinnati, Ohio, General Receipts Revenue Bonds, 3.50%,
	6/01/09 (d)	1,015	1,020,989
			2,046,539
Oregon - 3.7%	Lane County, Oregon, School District Number 4J (Eugene), GO, Advance
	Refunding, 3.75%, 1/01/11 (b)	1,995	2,035,159
	Washington and Clackamas Counties, Oregon, School District Number 23J
	(Tigard-Tualatin), GO, 4%, 6/15/10 (a)	3,820	3,902,512
	Washington and Clackamas Counties, Oregon, School District Number 23J
	(Tigard-Tualatin), GO, 4%, 6/15/11 (a)	3,720	3,815,158
			9,752,829
Pennsylvania - 3.8%	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
	(UPMC Health System), Series A, 5.25%, 8/01/10 (b)	7,500	7,708,650
	Pennsylvania State Public School Building Authority, School Revenue Bonds
	(York School District Project), 4.75%, 5/01/11 (b)	1,075	1,117,291
	Wilson, Pennsylvania, School District, GO, Refunding, 2nd Series, 4%,
	5/15/10 (b)	1,250	1,275,050
			10,100,991
Rhode Island - 2.0%	Rhode Island Clean Water Finance Agency, Water PCR,
	6.70%, 10/01/10 (a)	235	239,162
	Rhode Island State and Providence Plantations, GO, Refunding
	(Consolidated Capital Development Loan), Series B, 4.20%,
	6/01/10 (c)(g)	5,000	5,134,350
			5,373,512
Tennessee - 0.8%	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds,
	4.45%, 2/01/10 (b)	1,005	1,028,989
	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds,
	4.65%, 2/01/11 (b)	1,100	1,141,668
			2,170,657

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Texas - 14.1%	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.70%, 5/01/10 (b)	$ 770	$ 781,188
	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.70%, 5/01/10 (b)(e)	315	320,276
	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.80%, 5/01/11 (b)	775	788,888
	Bexar, Texas, Metropolitan Water District, Waterworks System Revenue
	Refunding Bonds, 3.80%, 5/01/11 (b)(e)	315	321,196
	Dallas, Texas, Area Rapid Transit, Sales Tax Revenue Refunding Bonds,
	Senior Lien, 4.30%, 12/01/10 (d)	2,000	2,064,480
	Harris County, Texas, Tax Road, GO, Refunding, Series A,
	5%, 10/01/10 (b)	1,500	1,563,540
	Houston, Texas, Area Water Corporation, Contract Revenue Bonds
	(Northeast Water Purification Project), 4.50%, 3/01/11 (c)(e)	2,490	2,530,886
	Houston, Texas, GO, Refunding, Series A, 5%, 3/01/11 (a)	5,000	5,231,350
	Houston, Texas, GO, Refunding, Series A-1, 5%, 3/01/11 (a)	2,000	2,092,540
	Houston, Texas, Water and Sewer System, Revenue Refunding Bonds,
	Junior Lien, Series C, 6.66%, 12/01/10 (d)(f)	10,440	9,717,552
	Katy, Texas, Independent School District, GO, CABS, Refunding, Series A,
	4.87%, 2/15/11 (f)	5,550	5,127,146
	Texas Municipal Power Agency, Revenue Refunding Bonds, 5.50%,
	9/01/10 (a)	4,000	4,178,200
	Texas Tech University Financing System, Revenue Refunding Bonds, 9th
	Series, 5%, 2/15/11 (d)	1,250	1,305,688
	University of Houston, Texas, University Revenue Bonds, Series A, 4%,
	2/15/10 (b)	1,500	1,526,625
			37,549,555
Utah - 2.4%	Intermountain Power Agency, Utah, Power Supply Revenue Refunding
	Bonds, Series A, 5.25%, 7/01/11 (a)	3,470	3,552,517
	Salt Lake County, Utah, Water Conservancy District, Revenue Refunding
	Bonds, CABS, Series A, 9.066%, 10/01/10 (d)(f)	3,175	2,970,625
			6,523,142
Washington - 13.4%	Benton County, Washington, School District Number 017 (Kennewick), GO,
	Refunding, 4.50%, 12/01/10 (b)	7,345	7,596,860
	Chelan County, Washington, School District Number 246 (Wenatchee), GO,
	4.50%, 12/01/10 (b)	1,000	1,034,290
	Clark County, Washington, Public Utility District Number 001, Electric
	Revenue Refunding Bonds, 4.50%, 1/01/11 (d)	3,000	3,082,020
	Clark County, Washington, School District Number 114 (Evergreen), GO,
	4.125%, 12/01/10 (b)	2,040	2,093,978
	Tacoma, Washington, GO, 4.625%, 12/01/10 (c)	1,010	1,042,401
	Washington State, GO, Series A, 5.50%, 7/01/09 (a)(g)	5,000	5,118,550
	Washington State Public Power Supply System, Revenue Refunding Bonds
	(Nuclear Project Number 2), Series A, 6.44%, 7/01/10 (a)(e)(f)	9,160	8,682,214
	Washington State Public Power Supply System, Revenue Refunding Bonds
	(Nuclear Project Number 2), Series A, 6.44%, 7/01/10 (a)(f)	3,745	3,541,684

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Washington State Public Power Supply System, Revenue Refunding Bonds
	(Nuclear Project Number 3), CABS, Series A, 4.61%, 7/01/10 (a)(f)	$ 1,300	$ 1,229,423
	Whatcom County, Washington, School District Number 503 (Blaine), GO,
	Refunding, 4.50%, 12/01/10 (b)	2,280	2,360,621
			35,782,041
West Virginia - 3.6%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 4.50%, 6/01/10 (a)	3,705	3,795,476
	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 4.50%, 6/01/11 (a)	4,420	4,555,075
	West Virginia School Building Authority, Capital Improvement Revenue
	Refunding Bonds, 4%, 7/01/11 (d)	1,170	1,191,060
			9,541,611
Wisconsin - 6.0%	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, 4.375%,
	1/01/11 (c)(e)	1,045	1,078,565
	Wisconsin State Clean Water Revenue Refunding Bonds, Series 2, 4%,
	6/01/10 (a)	4,640	4,737,394
	Wisconsin State Clean Water Revenue Refunding Bonds, Series 2, 4%,
	6/01/11 (a)	9,850	10,096,250
			15,912,209
Wyoming - 2.2%	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	1/15/10 (a)	1,325	1,343,166
	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	7/15/10 (a)	1,450	1,474,722
	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	1/15/11 (a)	1,480	1,505,308
	Albany County, Wyoming, Improvements Statutory Trust, COP, 4%,
	7/15/11 (a)	1,510	1,537,225
			5,860,421
	Total Municipal Bonds
	(Cost - $290,143,233) - 112.5%		299,811,430
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (h)(i)	14,600,000	14,600,000
	Total Short-Term Securities
	(Cost - $14,600,000) - 5.5%		14,600,000
	Total Investments (Cost - $304,743,233*) - 118.0%		314,411,430
	Other Assets Less Liabilities - 0.8%		2,054,295
	Preferred Shares at Redemption Value - (18.8)%		(50,101,614)
	Net Assets Applicable to Common Shares - 100.0%		$266,364,111

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$304,720,701
Gross unrealized appreciation	$9,708,141
Gross unrealized depreciation	(17,412)
Net unrealized appreciation	$9,690,729

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

(a)	MBIA Insured.
(b)	FSA Insured.
(c)	FGIC Insured.
(d)	AMBAC Insured.
(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(f)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Represents the current yield as of report date.
(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	14,600,000	$ 29,046

BlackRock Insured Municipal Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

•	Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$14,600,000
Level 2	299,811,430
Level 3	-
Total	$314,411,430

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: November 24, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust, Inc.

Date: November 24, 2008